Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 31, 2024	May 31, 2023
Cash flows from operating activities:
Net loss	$ (176,275)	$ (250,348)	$ (614,405)	$ (1,318,431)
Reconciliation of net loss to net cash used in operating activities:
Depreciation expense	5,179	5,013	20,052	20,051
Stock compensation	14,577	121,095	194,846	966,214
Contributed services				18,348
Noncash lease expense	9,076	1,797	(8,450)	4,631
Operating lease liabilities	(8,989)	(3,424)	7,115	(2,216)
Amortization of note discount	8,936	5,122	25,367	69,644
Increase (decrease) in cash resulting from changes in operating assets and liabilities
Accounts receivable	17,676		(89,281)	12,258
Prepaid expenses	(38,735)	(18,843)	(89,334)	(18,929)
Accounts payable and accrued expenses	94,610	65,800	108,997	(50,017)
Accrued interest	7,366	4,978	23,232	44,530
Income taxes payable	6,030	20,785	112,947	46,572
Net cash used in operating activities	(60,549)	(48,025)	(308,914)	(207,345)
Cash flows from investing activities:
Purchases of fixed assets			(1,278)
Net cash used in investing activities			(1,278)
Cash flows from financing activities:
Proceeds from notes payable to founder	100,000		200,000
Proceeds from sale of common stock to founder				100,000
Net cash provided by financing activities	100,000		200,000	100,000
Net increase (decrease) in cash	39,451	(48,025)	(110,192)	(107,345)
Cash and cash equivalents at beginning of the period	70,276	180,468	180,468	287,813
Cash and cash equivalents at end of the period	109,727	132,443	70,276	180,468
Non-cash investing and financing activities:
Common stock issued upon conversion of note payable				606,764
Discounts on note payable to founder	12,884		35,063	101,221
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes			$ 1,456